A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 25, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of notes receivable
	Notes	Notes
	Receivable, Gross	Receivable, Net of Allowance
2018	752	675
2019	66	4
2020	69	69
2021	54	54
	941	802